INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax expense at federal statutory rate	(21.00%)	(21.00%)
State tax expense, net of federal tax effect	0.00%	0.00%
Permanent timing differences	46.00%	0.00%
Deferred income tax asset valuation allowance	(26.00%)	21.00%
Effective income tax rate	(1.00%)	0.00%